Other assets and other liabilities	12 Months Ended
Dec. 31, 2016
Other assets and other liabilities
23 Other assets and other liabilities
end of	2016	2015
Other assets (CHF million)
Cash collateral on derivative instruments	5,705	7,921
Cash collateral on non-derivative transactions	1,237	327
Derivative instruments used for hedging	148	186
Assets held-for-sale	8,214	26,061
of which loans [1]	8,062	25,839
of which real estate [2]	122	182
of which long-lived assets	30	40
Assets held for separate accounts	431	1,307
Interest and fees receivable	4,787	5,658
Deferred tax assets	5,828	6,179
Prepaid expenses	394	448
Failed purchases	2,423	2,770
Defined benefit pension and post-retirement plan assets	1,061	825
Other	6,637	6,335
Other assets	36,865	58,017
Other liabilities (CHF million)
Cash collateral on derivative instruments	11,497	13,989
Cash collateral on non-derivative transactions	369	518
Derivative instruments used for hedging	2	110
Deposits held-for-sale	1,577	0
Provisions	4,077	1,851
of which off-balance sheet risk	88	88
Restructuring liabilities	311	199
Liabilities held for separate accounts	431	1,307
Interest and fees payable	6,039	6,011
Current tax liabilities	636	608
Deferred tax liabilities	129	54
Failed sales	737	1,551
Defined benefit pension and post-retirement plan liabilities	516	1,145
Other	13,534	14,888
Other liabilities	39,855	42,231
1
Included as of December 31, 2016 and 2015 were CHF 681 million and CHF 1,135 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 0 million and CHF 60 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP.

2
As of December 31, 2016 and 2015, real estate held-for-sale included foreclosed or repossessed real estate of CHF 16 million and CHF 31 million, respectively, of which CHF 13 million and CHF 3 million, respectively were related to residential real estate.

Bank
Other assets and other liabilities
22 Other assets and other liabilities
end of	2016	2015
Other assets (CHF million)
Cash collateral on derivative instruments	5,701	7,987
Cash collateral on non-derivative transactions	1,237	327
Derivative instruments used for hedging	148	186
Assets held-for-sale	8,214	26,061
of which loans [1]	8,062	25,839
of which real estate [2]	122	182
of which long-lived assets	30	40
Assets held for separate accounts	431	1,307
Interest and fees receivable	4,795	5,643
Deferred tax assets	5,815	6,068
Prepaid expenses	382	442
Failed purchases	2,423	2,770
Defined benefit pension and post-retirement plan assets	995	825
Other	6,594	6,294
Other assets	36,735	57,910
Other liabilities (CHF million)
Cash collateral on derivative instruments	11,497	13,991
Cash collateral on non-derivative transactions	369	518
Derivative instruments used for hedging	2	110
Deposits held-for-sale	1,577	0
Provisions	4,066	1,841
of which off-balance sheet risk	87	87
Restructuring liabilities	310	199
Liabilities held for separate accounts	431	1,307
Interest and fees payable	5,986	5,926
Current tax liabilities	607	577
Deferred tax liabilities	96	41
Failed sales	737	1,551
Defined benefit pension and post-retirement plan liabilities	516	659
Other	13,640	14,995
Other liabilities	39,834	41,715
1
Included as of 2016 and 2015 were CHF 681 million and CHF 1,135 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 0 million and CHF 60 million, respectively, in loans held in trusts, which are consolidated as a result of failed sales under US GAAP.

2
As of 2016 and 2015, real estate held-for-sale included foreclosed or repossessed real estate of CHF 16 million and CHF 31 million, respectively, of which CHF 13 million and CHF 3 million, respectively, were related to residential real estate.